Income taxes - Effect of Tax holiday and preferential tax rate (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Income taxes
Aggregate amount of tax holiday and preferential tax rate	$ 331,121	¥ 2,160,562	¥ 279,823,276	¥ 104,548,726
Aggregate effect on basic net income per share | (per share)	$ 0.00	¥ 0.01	¥ 0.89	¥ 0.36
Aggregate effect on diluted net income per share | (per share)	$ 0.00	¥ (0.01)	¥ 0.88	¥ 0.34